Loans Held for Investment - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Noncommercial segment Loans	$ 5,500	$ 7,600
Accruing Loans 90 or More Days Past Due	0	0
Restructured loans	4,700	6,000
Restructured loans included in impaired loans	4,700	6,000
Carrying value of foreclosed properties	5,000	5,900
Amount pledged to borrowings at Federal Home Loan Bank	135,900	128,900
Amount pledged to borrowings at Federal Reserve Bank	$ 135,900	$ 128,900
Mortgages [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Concentrations of Loans as Percentage of Net Loans	43.25%
Commercial Loan [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Concentrations of Loans as Percentage of Net Loans	53.48%